Expense Example, No Redemption (Vanguard PRIMECAP Fund Participant)	Vanguard PRIMECAP Fund Vanguard PRIMECAP Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	45
3 YEAR	141
5 YEAR	246
10 YEAR	555